Income Tax - Schedule of (Loss) Income before Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of (Loss) Income before Income Tax Expense [Line Items]
(Loss) income before income tax expense	$ (8,519)	$ (4,401)	$ 1,349
Hong Kong [Member]
Schedule of (Loss) Income before Income Tax Expense [Line Items]
(Loss) income before income tax expense	(714)	1,559	1,358
Cayman Islands [Member]
Schedule of (Loss) Income before Income Tax Expense [Line Items]
(Loss) income before income tax expense	$ (7,805)	$ (5,960)	$ (9)